UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07044

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2017 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Banks - 3.6%
Bank of America	164,200		3,873,478
JPMorgan Chase & Co.	5,300		465,552
People's United Financial	241,000		4,386,200
			8,725,230
Capital Goods - 9.7%
3M	30,750		5,883,397
Cummins	18,700		2,827,440
General Electric	221,250		6,593,250
Ingersoll-Rand	7,000		569,240
Quanta Services	86,100	[a]	3,195,171
Rockwell Collins	38,800		3,769,808
United Rentals	2,000	[a]	250,100
			23,088,406
Consumer Durables & Apparel - 3.6%
NIKE, Cl. B	79,700		4,441,681
PVH	39,100		4,045,677
			8,487,358
Diversified Financials - 5.7%
BlackRock	10,200		3,911,802
Northern Trust	54,100		4,683,978
State Street	63,900		5,087,079
			13,682,859
Energy - 3.7%
Enbridge	88,854	[b]	3,717,651
Exxon Mobil	12,300		1,008,723
Hess	46,950	[b]	2,263,460
TechnipFMC	60,600	[a]	1,969,500
			8,959,334
Food, Beverage & Tobacco - 6.9%
Archer-Daniels-Midland	81,000		3,729,240
Campbell Soup	64,700		3,703,428
General Mills	48,900		2,885,589
Kellogg	51,100		3,710,371
PepsiCo	21,200		2,371,432
			16,400,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.0%
AmerisourceBergen	44,000		3,894,000
Cardinal Health	47,600		3,881,780
Cigna	9,200		1,347,708
Edwards Lifesciences	26,200	[a]	2,464,634
Henry Schein	22,900	[a]	3,892,313
IDEXX Laboratories	23,100	[a]	3,571,491
			19,051,926
Household & Personal Products - 4.2%
Kimberly-Clark	34,300		4,514,909
Procter & Gamble	60,700		5,453,895
			9,968,804
Insurance - 3.3%
Marsh & McLennan	57,400		4,241,286
Prudential Financial	33,200		3,541,776
			7,783,062
Materials - 1.8%
Ecolab	33,550		4,205,157
Media - 1.3%
Discovery Communications, Cl. A	6,100	[a]	177,449
Time Warner	19,800		1,934,658
Walt Disney	8,000		907,120
			3,019,227
Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
AbbVie	5,400		351,864
Agilent Technologies	89,250		4,718,647
Biogen	14,250	[a]	3,896,235
Celgene	8,300	[a]	1,032,769
Johnson & Johnson	6,500		809,575
Mettler-Toledo International	4,700	[a]	2,250,877
Waters	28,050	[a]	4,384,496
Zoetis	70,000		3,735,900
			21,180,363
Retailing - 4.4%
Best Buy	89,700	[b]	4,408,755
Signet Jewelers	29,500		2,043,465
Tiffany & Co.	41,800		3,983,540
			10,435,760
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials	88,900		3,458,210
Intel	147,600		5,323,932

Common Stocks - 98.8% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 4.2% (continued)
Texas Instruments	16,100		1,297,016
			10,079,158
Software & Services - 12.8%
Accenture, Cl. A	43,950		5,268,726
Alphabet, Cl. A	6,770	[a]	5,739,606
Alphabet, Cl. C	7,300	[a]	6,055,788
Facebook, Cl. A	26,000	[a]	3,693,300
Microsoft	150,250		9,895,465
			30,652,885
Technology Hardware & Equipment - 7.8%
Apple	38,500		5,530,910
Corning	134,300		3,626,100
Hewlett Packard Enterprise	166,300		3,941,310
HP	264,700		4,732,836
Motorola Solutions	10,000		862,200
			18,693,356
Transportation - 3.4%
Expeditors International of Washington	18,800		1,062,012
Norfolk Southern	36,200		4,053,314
Ryder System	39,800		3,002,512
			8,117,838
Utilities - 5.5%
Eversource Energy	62,600		3,679,628
Exelon	124,900		4,493,902
NextEra Energy	38,800		4,980,756
			13,154,286
Total Common Stocks (cost $193,317,462)			235,685,069
Other Investment - 1.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,761,559)	2,761,559	[c]	2,761,559
Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $3,716,521)	3,716,521	[c]	3,716,521
Total Investments (cost $199,795,542)	101.5%		242,163,149
Liabilities, Less Cash and Receivables	(1.5%)		(3,616,126)
Net Assets	100.0%		238,547,023

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

[b] Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $9,892,723 and the value of the collateral held by the fund was $10,035,434, consisting of cash collateral of $3,716,521 and U.S. Government & Agency securities valued at $6,318,913.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.8
Capital Goods	9.7
Pharmaceuticals, Biotechnology & Life Sciences	8.9
Health Care Equipment & Services	8.0
Technology Hardware & Equipment	7.8
Food, Beverage & Tobacco	6.9
Diversified Financials	5.7
Utilities	5.5
Retailing	4.4
Semiconductors & Semiconductor Equipment	4.2
Household & Personal Products	4.2
Energy	3.7
Banks	3.6
Consumer Durables & Apparel	3.6
Transportation	3.4
Insurance	3.3
Money Market Investments	2.7
Materials	1.8
Media	1.3
101.5
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	227,954,453	-	-	227,954,453
Equity Securities—
Foreign Common
Stocks†	7,730,616	-	-	7,730,616
Registered Investment
Companies	6,478,080	-	-	6,478,080

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $42,367,607, consisting of $44,513,155 gross unrealized appreciation and $2,145,548 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)